Pioneer Securitized
Income Fund

Schedule of Investments | October 31, 2020

Ticker Symbols: Class Y XSILX

Schedule of Investments | 10/31/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 99.8%
	ASSET BACKED SECURITIES - 33.4% of Net Assets
500,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.7%, 10/15/26 (144A)	$ 510,980
950,000+(a)	CFMT LLC, Series 2019-HB1, Class M5, 6.0%, 12/25/29 (144A)	931,000
700,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	711,970
387,298	Diamond Resorts Owner Trust, Series 2018-1, Class D, 5.9%, 1/21/31 (144A)	383,817
255,420	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	245,891
500,000	Fair Square Issuance Trust, Series 2020-AA, Class D, 6.86%, 9/20/24 (144A)	474,587
600,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.62%, 6/15/27 (144A)	573,717
500,000	Republic Finance Issuance Trust, Series 2019-A, Class C, 5.1%, 11/22/27 (144A)	478,594
800,000	Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/30 (144A)	784,085
500,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	490,717
600,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 11/15/25 (144A)	615,594
	TOTAL ASSET BACKED SECURITIES
	(Cost $6,313,903)	$6,200,952
	COLLATERALIZED MORTGAGE OBLIGATIONS - 63.9% of Net Assets
150,000(b)	Bellemeade Re Ltd., Series 2020-2A, Class B1, 8.649% (1 Month USD LIBOR + 850 bps), 8/26/30 (144A)	$ 154,665
540,732(a)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.0%, 10/25/68 (144A)	514,744
500,000(a)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%, 2/10/37 (144A)	405,942
400,000(b)	Eagle Re, Series 2020-2, Class B1, 7.148% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	399,607
160,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 2.649% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)	139,203
500,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.249% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	510,044
150,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B2, 9.499% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	159,013
180,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.587% (SOFR30A + 1,150 bps), 10/25/50 (144A)	185,345
150,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class B1, 4.249% (1 Month USD LIBOR + 410 bps), 3/25/50 (144A)	136,864
220,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B2, 9.549% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)	136,864
900,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2, 11.149% (1 Month USD LIBOR + 1,100 bps), 10/25/48 (144A)	800,901
750,000(b)	Freddie Mac Stacr Trust, Series 2019-FTR2, Class B1, 3.149% (1 Month USD LIBOR + 300 bps), 11/25/48 (144A)	649,451
900,000(b)	Freddie Mac Stacr Trust, Series 2019-FTR3, Class B2, 4.948% (1 Month USD LIBOR + 480 bps), 9/25/47 (144A)	675,100
650,000(b)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.199% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	559,765
500,000(b)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.148% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	407,810
200,000(a)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/27/60 (144A)	203,521
300,000(b)	Home Re, Ltd., Series 2020-1, Class B1, 7.144% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	300,044
650,000(b)	Mortgage Insurance-Linked Notes Series, Series 2020-1, Class B1, 3.149% (1 Month USD LIBOR + 300 bps), 2/25/30 (144A)	533,345
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	400,899
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 3.648% (1 Month USD LIBOR + 350 bps), 7/15/36 (144A)	472,867
180,000(b)	Radnor Re, Ltd., Series 2020-2, Class B1, 7.746% (1 Month USD LIBOR + 760 bps), 10/25/30 (144A)	180,683
750,000(a)	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.0%, 2/25/30 (144A)	731,100
500,000(b)	STACR Trust, Series 2018-DNA2, Class B1, 3.849% (1 Month USD LIBOR + 370 bps), 12/25/30 (144A)	466,550
780,000(b)	STACR Trust, Series 2018-DNA3, Class B2, 7.899% (1 Month USD LIBOR + 775 bps), 9/25/48 (144A)	619,925
292,162(b)	STACR Trust, Series 2018-HRP1, Class B2, 11.899% (1 Month USD LIBOR + 1,175 bps), 4/25/43 (144A)	619,925
750,000(b)	STACR Trust, Series 2018-HRP2, Class B1, 4.349% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	664,333
150,000(b)	Traingle Re, Ltd., Series 2020-1, Class B1, 7.897% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	149,787
150,000(b)	Traingle Re, Ltd., Series 2020-1, Class M2, 5.747% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	149,835
745,756(a)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 2/25/50 (144A)	546,130
250,000(a)	Vista Point Securitization Trust, Series 2020-1, Class B1, 5.375%, 3/25/65 (144A)	252,975
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $13,768,300)	$11,887,860
	COMMERCIAL MORTGAGE-BACKED SECURITY - 2.5% of Net Assets(b)
500,000	Multifamily Connecticut Avenue Securities Trust, Series 2020-1, Class M10, 3.899% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	$ 473,617
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
	(Cost $405,079)	$ 473,617
		Value
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $20,487,282)	$18,562,429
	OTHER ASSETS AND LIABILITIES - 0.2%	$ 30,068
	NET ASSETS - 100.0%	$18,592,497

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2020, the value of these securities amounted to $18,562,429, or 99.8% of net assets.

+	Security that used significant unobservable inputs to determine its value.
(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2020.
(b)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2020.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$5,269,952	$931,000	$6,200,952
Collateralized Mortgage Obligations	–	11,887,860	–	11,887,860
Commercial Mortgage-Backed Security	–	473,617	–	473,617
Total Investments in Securities	$–	$17,631,429	$931,000	$18,562,429

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Asset Backed Securities
Balance as of 7/31/20	$739,670
Realized gain (loss)	0
Changed in unrealized appreciation (depreciation)	190,693
Accrued discounts/premiums	637
Purchases	0
Sales	0
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 10/31/20	$931,000

* Transfers are calculated on the beginning of period value. During the three months ended October 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2020: $190,693.

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at October 31, 2020. These amounts exclude valuations provided by a broker.

Asset type	Fair value 10/31/20	Valuation Technique	Unobservable Input(1)	Value/ Range
Asset Backed Securities	$ 931,000	Discounted Cash Flow	Yield Premiums Maturity Extension	11-14% 0-6 Months
(1)	An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.